INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2021
Investment property [abstract]
Schedule of roll forward of investment property balances
The following table presents a roll forward of investment property balances for the years ended December 31, 2021 and 2020:

	Year ended Dec. 31, 2021			Year ended Dec. 31, 2020
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of year	$70,294	$2,316	$72,610	$71,565	$3,946	$75,511
Changes resulting from:
Property acquisitions	491	80	571	647	108	755
Capital expenditures	796	758	1,554	1,140	857	1,997
Property dispositions(1)	(1,299)	(351)	(1,650)	(2,339)	(21)	(2,360)
Fair value (losses) gains, net	1,791	171	1,962	(1,607)	219	(1,388)
Foreign currency translation	(558)	(37)	(595)	322	(44)	278
Transfers between commercial properties and commercial developments	635	(635)	—	2,709	(2,709)	—
Reclassifications of assets held for sale and other changes	(9,837)	(2)	(9,839)	(2,143)	(40)	(2,183)
Balance, end of year(2)	$62,313	$2,300	$64,613	$70,294	$2,316	$72,610
(1)Property dispositions represent the carrying value on date of sale.
(2)    Includes right-of-use commercial properties and commercial developments of $557 million and $24 million, respectively, as of December 31, 2021 (2020 - $729 million and $10 million, respectively). Current lease liabilities of $118 million (2020 - $35 million) has been included in accounts payable and other liabilities and non-current lease liabilities of $558 million (2020 - $712 million) have been included in other non-current liabilities.

Schedule of key valuation metrics for investment properties
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2021			Dec. 31, 2020
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office	Discounted cash flow
United States	Discounted cash flow	7.0%	5.6%	12	6.9%	5.6%	12
Canada	Discounted cash flow	5.9%	5.2%	10	5.9%	5.2%	10
Australia	Discounted cash flow	6.1%	5.3%	10	6.6%	5.7%	10
Europe	Discounted cash flow	4.9%	3.8%	10	5.2%	3.8%	10
Brazil	Discounted cash flow	7.7%	7.3%	10	7.6%	7.0%	10
Core Retail	Discounted cash flow	7.0%	5.3%	10	7.0%	5.3%	10
LP Investments Office	Discounted cash flow	9.6%	7.1%	7	9.7%	7.2%	7
LP Investments Retail	Discounted cash flow	8.6%	6.7%	10	8.7%	7.0%	10
Mixed-use	Discounted cash flow	9.1%	6.4%	10	7.3%	5.2%	10
Multifamily(1)	Direct capitalization	4.6%	n/a	n/a	4.9%	n/a	n/a
Triple Net Lease(1)	Direct capitalization	n/a	n/a	n/a	6.2%	n/a	n/a
Student Housing(1)	Direct capitalization	4.3%	n/a	n/a	4.9%	n/a	n/a
Manufactured Housing(1)	Direct capitalization	4.3%	n/a	n/a	4.8%	n/a	n/a
(1) The valuation method used to value hospitality, multifamily, triple net lease, student housing, and manufactured housing properties is the direct capitalization method. At December 31, 2021, the overall implied capitalization rate used for properties using the direct capitalization method was 4.3% (December 31, 2020 - 5.3%).
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Schedule of investment properties measured at fair value
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above in Note 2(i), Summary of Significant Accounting Policies, Fair value measurement.

	Dec. 31, 2021				Dec. 31, 2020
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office
United States	$—	$—	$14,689	$497	$—	$—	$14,682	$411
Canada	—	—	4,678	59	—	—	4,721	381
Australia	—	—	2,618	146	—	—	2,366	365
Europe	—	—	2,569	320	—	—	2,526	173
Brazil	—	—	89	—	—	—	309	—
Core Retail	—	—	18,991	—	—	—	20,324	—
LP Investments
LP Investments Office	—	—	7,880	774	—	—	7,946	781
LP Investments Retail	—	—	2,001	28	—	—	2,538	—
Hospitality(1)			105	—	—	—	84	—
Multifamily	—	—	1,616	—	—	—	2,442	—
Triple Net Lease	—	—	—	—	—	—	3,719	—
Student Housing	—	—	3,056	476	—	—	2,757	205
Manufactured Housing	—	—	3,808	—	—	—	2,784	—
Mixed-Use	—	—	213	—	—	—	3,096	—
Total	$—	$—	$62,313	$2,300	$—	$—	$70,294	$2,316
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2021				Dec. 31, 2020
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	17	218	1,965	2,200	—	123	1,596	1,719
Securities designated as FVTOCI	13	—	95	108	—	—	86	86
Derivative assets	—	144	—	144	—	236	—	236
Total financial assets	$30	$362	$2,060	$2,452	$—	$359	$1,682	$2,041

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$859	$859	$—	$—	$863	$863
Derivative liabilities	—	498	—	498	—	688	—	688
Total financial liabilities	$—	$498	$859	$1,357	$—	$688	$863	$1,551
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2021 and 2020:

	Dec. 31, 2021		Dec. 31, 2020
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$1,682	$863	$1,371	$922
Additions	553	—	324	—
Dispositions	(88)	—	(10)	—
Fair value (losses) gains, net and OCI	366	2	(3)	(59)
Other	(453)	(6)	—	—
Balance, end of year	$2,060	$859	$1,682	$863

Schedule of sensitivity analysis
The following table presents a sensitivity analysis to the impact of a 25 basis point (“bps”) increase of the discount rate and terminal capitalization or overall implied capitalization rate (“ICR”) on fair values of the partnership’s commercial properties for the year ended December 31, 2021, for properties valued using the discounted cash flow or direct capitalization method, respectively:

	Dec. 31, 2021
(US$ Millions)	Impact of +25bps DR	Impact of +25bps TCR	Impact of +25bps DR and +25bps TCR or +25bps ICR
Core Office
United States	$337	$449	$774
Canada	91	143	231
Australia	79	139	215
Europe	49	109	156
Brazil	2	2	3
Core Retail	421	682	1,044
LP Investments
LP Investments - Office	132	275	403
LP Investments - Retail	58	85	133
Mixed-use	5	6	11
Multifamily(1)	—	80	80
Student Housing(1)	—	168	168
Manufactured Housing(1)	—	209	209
Total	$1,174	$2,347	$3,427
(1)The valuation method used to value multifamily, student housing, and manufactured housing properties is the direct capitalization method. The impact of the sensitivity analysis on the discount rate includes properties valued using the DCF method as well as properties valued using an overall implied capitalization rate under the direct capitalization method.